Loans, Debentures, and Finance Leases - Summary of Equipment and Intangible Assets, Net of Depreciation and Amortization, and Corresponding Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of loans debentures and finance leases [abstract]
Equipment and intangible assets, net of depreciation and amortization	R$ 13,783	R$ 15,732
Financing (present value)	46,066	48,515
Current	2,849	2,710	R$ 2,615
Non-current	R$ 43,217	R$ 45,805	R$ 46,101